Property and equipment	12 Months Ended
Mar. 31, 2025
Property and equipment
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. Property and equipment
Property and equipment by asset category is as follows:

	As of March 31,
	2024		2025		2025
	(In millions)
Land and premises	Rs.	64,357.6	Rs.	73,661.4	US$	862.2
Software and systems		73,561.3		91,890.4		1,075.6
Equipment and furniture		172,031.8		192,333.9		2,251.4

Property and equipment, at cost		309,950.7		357,885.7		4,189.2
Less: Accumulated depreciation		162,920.3		185,447.8		2,170.7

Property and equipment, net	Rs.	147,030.4	Rs.	172,437.9	US$	2,018.5

Depreciation and amortization charged for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025 was Rs. 23,489.7 million, Rs. 31,147.3 million and Rs. 37,784.1 million (US$ 442.3 million), respectively.